Other Financial Expenses, Net (Tables)	6 Months Ended
Jun. 30, 2022
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense)
Other financial expenses, net is comprised of the following:

	Three months ended June 30, 2022	Three months ended June 30, 2021	Six months ended June 30, 2022	Six months ended June 30, 2021
(In $ millions)
Yard cost cover expense	(8.0)	(3.1)	(13.7)	(6.2)
Amortization of deferred finance charges	(1.6)	(1.9)	(3.2)	(3.0)
Bank commitment, guarantee and other fees	(0.4)	(1.3)	(1.2)	(2.0)
Foreign exchange gain/(loss)	0.1	(1.9)	(0.2)	(2.5)
Other financial (expense)/income	(0.4)	2.9	(0.1)	2.7
Total	(10.3)	(5.3)	(18.4)	(11.0)